Income Taxes - Additional Information1 (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Tax credit carry forward period	10 years
Domestic losses recaptured in foreign tax credit carry forward.	$ 2,300
Unrecognized tax benefits, if recognized, would affect the effective tax rate	11	$ 9
Income tax refund (payment) and associated interest as a result of settlement			$ 16
Marina District Development Company [Member]
Income Tax Disclosure [Line Items]
Income tax refund (payment) and associated interest as a result of settlement			$ 1
Macau [Member]
Income Tax Disclosure [Line Items]
Deferred tax assets, valuation allowance	49
Hong Kong [Member]
Income Tax Disclosure [Line Items]
Net operating losses, valuation allowance	2
2022 [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward expiration amount	$ 752
Foreign tax credit carryforward, expiration date	Dec. 31, 2022
2023 [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward expiration amount	$ 976
Foreign tax credit carryforward, expiration date	Dec. 31, 2023
2024 [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward expiration amount	$ 787
Foreign tax credit carryforward, expiration date	Dec. 31, 2024
2025 [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward expiration amount	$ 331
Foreign tax credit carryforward, expiration date	Dec. 31, 2025
2027 [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward expiration amount	$ 199
Foreign tax credit carryforward, expiration date	Dec. 31, 2027
Macau [Member]
Income Tax Disclosure [Line Items]
Provisional valuation allowance on foreign tax credit	$ 2,400
Foreign tax credit carryover	$ 3,000
Special gaming tax rate	35.00%
State [Member]
Income Tax Disclosure [Line Items]
Complementary tax	$ 708
Deferred tax assets after federal tax effect and before valuation allowance	47
Deferred tax assets, valuation allowance	$ 36
State [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards expire	2021
State [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards expire	2037